Note 5 - Loans Receivable, Net (Details) - Loans Receivable - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Residential real estate loans:
Loans and leases receivable, gross carrying amount	$ 472,819,000	$ 373,556,000
Less:
Unamortized discounts	16,000	14,000
Net deferred loan (costs) fees	(91,000)	97,000
Allowance for loan losses	9,709,000	8,332,000	$ 11,401,000	$ 21,608,000
Total loans receivable, net	463,185,000	365,113,000
Commitments to originate or purchase loans	27,184,000	29,635,000
Commitments to deliver loans to secondary market	8,071,000	3,279,000
Weighted average contractual rate of loans in portfolio	0.0454	0.0452
Residential Portfolio Segment [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	90,945,000	69,841,000
Residential Portfolio Segment [Member] | 1-4 Family Conventional [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	90,587,000	69,372,000
Residential Portfolio Segment [Member] | 1-4 Family FHA [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	206,000	426,000
Residential Portfolio Segment [Member] | 1-4 Family VA [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	152,000	43,000
Commercial Real Estate Portfolio Segment [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	247,353,000	191,668,000
Less:
Allowance for loan losses	6,078,000	5,024,000	6,458,000	13,588,000
Commercial Real Estate Portfolio Segment [Member] | Lodging [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	27,428,000	28,466,000
Commercial Real Estate Portfolio Segment [Member] | Retail/Office [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	45,097,000	40,279,000
Commercial Real Estate Portfolio Segment [Member] | Nursing Home/Health Care [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	9,183,000	7,032,000
Commercial Real Estate Portfolio Segment [Member] | Land Developments [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	21,272,000	17,766,000
Commercial Real Estate Portfolio Segment [Member] | Gulf Courses [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	4,163,000	5,505,000
Commercial Real Estate Portfolio Segment [Member] | Restaurant/Bar/Cafe [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	5,854,000	3,370,000
Commercial Real Estate Portfolio Segment [Member] | Alternative Fuel Plants [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	2,205,000	5,377,000
Commercial Real Estate Portfolio Segment [Member] | Warehouse Loan [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	18,337,000	10,137,000
Commercial Real Estate Portfolio Segment [Member] | Construction, 1-4 Family Builder [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	15,152,000	6,454,000
Commercial Real Estate Portfolio Segment [Member] | Construction, Multi-Family [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	18,865,000	1,062,000
Commercial Real Estate Portfolio Segment [Member] | Construction, Commercial Real Estate [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	4,086,000	5,087,000
Commercial Real Estate Portfolio Segment [Member] | Manufacturing [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	11,585,000	8,022,000
Commercial Real Estate Portfolio Segment [Member] | Churches/Community Service [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	8,195,000	8,385,000
Commercial Real Estate Portfolio Segment [Member] | Multi-Family [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	12,324,000	15,700,000
Commercial Real Estate Portfolio Segment [Member] | Other Non-Construction [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	43,607,000	29,026,000
Consumer Portfolio Segment [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	64,415,000	54,925,000
Less:
Allowance for loan losses	1,200,000	1,009,000	1,106,000	1,146,000
Consumer Portfolio Segment [Member] | Autos [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	2,885,000	1,124,000
Consumer Portfolio Segment [Member] | Home Equity Line [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	38,980,000	36,832,000
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	14,782,000	12,420,000
Consumer Portfolio Segment [Member] | Other Secured Loans [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	2,031,000	1,559,000
Consumer Portfolio Segment [Member] | Recreational Vehicles [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	2,650,000	0
Consumer Portfolio Segment [Member] | Land/Lots [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	1,144,000	1,670,000
Consumer Portfolio Segment [Member] | Other Unsecured [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	1,943,000	1,320,000
Commercial Portfolio Segment [Member]
Residential real estate loans:
Loans and leases receivable, gross carrying amount	70,106,000	57,122,000
Less:
Allowance for loan losses	$ 1,441,000	$ 1,203,000	$ 2,209,000	$ 4,053,000